Label	Element	Value
Principal U.S. Mega-Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR PRINCIPAL U.S. MEGA-CAP ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Principal Exchange-Traded Funds
Supplement dated September 16, 2024
to the Prospectus and Statement of Additional Information
both dated November 1, 2023
(as previously supplemented)
This supplement updates information currently in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.
The changes described below are being made to the Prospectus.

SUMMARY FOR PRINCIPAL U.S. MEGA-CAP ETF
On September 11, 2024, the Board of Trustees of Principal Exchange-Traded Funds approved a change to the Fund’s diversification classification from “diversified” to “non-diversified” and a change to the related fundamental investment restriction (together, the “Proposed Change”). Fund shareholders of record on October 7, 2024 are entitled to vote on the Proposed Change at a Special Meeting of Shareholders of the Fund tentatively scheduled for November 11, 2024. Additional information about the Proposed Change will be provided in the Proxy Statement that is expected to be sent to record date Fund shareholders on or about October 21, 2024. The Proposed Change, if approved by Fund shareholders, is expected to be effective on or about November 18, 2024. However, the Fund’s officers have the discretion to change these dates.

Strategy [Heading]	rr_StrategyHeading	On or about November 18, 2024, under Principal Investment Strategies, add the following after the fourth paragraph:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Risk [Heading]	rr_RiskHeading	On or about November 18, 2024, in the Principal Risks section, add the following to the alphabetical list of risks:
Principal U.S. Mega-Cap ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

PRINCIPAL FOCUSED BLUE CHIP ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal Focused Blue Chip ETF
Principal Real Estate Active Opportunities ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Real Estate Active Opportunities ETF
Principal Active High Yield ETF (formerly Principal Active Income ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal Active High Yield ETF (formerly Principal Active Income ETF)
Principal Quality ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal Quality ETF
Principal Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal Value ETF
Principal Spectrum Preferred Securities Active ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal Spectrum Preferred Securities Active ETF
Principal U.S. Small-Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal U.S. Small-Cap ETF
Principal Investment Grade Corporate Active ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal Investment Grade Corporate Active ETF
Principal Spectrum Tax-Advantaged Dividend Active ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal Spectrum Tax-Advantaged Dividend Active ETF